Fair Value Measurement - Summary Of Fair Value Of Warrants (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Fair Value Measurements
Fair value of warrants at beginning of the period	¥ 3,952
Change in fair value	2,338	$ 322	¥ 11,551
Fair value of warrants at end of the period	1,632	$ 225
Level 3
Fair Value Measurements
Fair value of warrants at beginning of the period	3,952
Change in fair value	(2,338)
Effect of exchange rate changes	18
Fair value of warrants at end of the period	¥ 1,632